Note 20 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest expense	$ 73,954	$ 43,966
Derivatives effect	(8,155)	2,742
Amortization and write-off of financing costs	4,702	5,615
Amortization of excluded component related to cash flow hedges	1,272	54
Bank charges and other financing costs	1,564	2,834
Total	$ 73,337	$ 55,211